As filed with the Securities and Exchange Commission on January 26, 2011

Securities Act File No. 333-
Investment Company Act File No. 811-22485

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.        ☐
Post Effective Amendment No.        ☐

and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 4

Avenue Income Credit Strategies Fund
(Exact Name of Registrant as Specified in Charter)

399 Park Avenue, 6th Floor
New York, NY 10022
(Address of Principal Executive Offices)

(212) 878-3500
(Registrant’s Telephone Number, Including Area Code)

Sonia E. Gardner
Avenue Capital Group
399 Park Avenue, 6th Floor
New York, NY 10022
(212) 878-3500
(Name and Address of Agent for Service)

Copies to:

Nora M. Jordan	David Wohl
Davis Polk & Wardwell LLP	Weil, Gotshal & Manges LLP
450 Lexington Avenue	767 Fifth Avenue
New York, NY 10017	New York, NY 10153

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective when declared effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒
This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-170030.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, $0.001 par value	746,186 Shares	$20.00	$14,923,720	$1,733

(1)           Estimated solely for the purpose of calculating the registration fee.
(2)           Includes Shares that may be offered to Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

Rule 462(b) Filing

This Registration Statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $0.001 per share, of Avenue Income Credit Strategies Fund, a Delaware statutory trust (the “Registrant”), pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-170030) filed by the Registrant with the Securities and Exchange Commission, as amended, declared effective on January 26, 2011, are incorporated herein by reference.

Any required consents are listed on the Exhibit Index attached hereto and filed herewith.

Part C
Other information

Item 25. Financial Statements and Exhibits

(1)           Financial Statements

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization.  Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended, were filed in Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-170030) and are incorporated by reference herein.

(2)	Exhibits

(a)(1)	Agreement and Declaration of Trust(1)
(a)(2)	Amended and Restated Agreement and Declaration of Trust(1)
(b)	By-Laws(1)
(c)	Inapplicable
(d)	Articles 6, 7, 8 and 9 of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Articles 1, 6, and 7 of the Registrant’s By-Laws are incorporated herein by reference
(e)	Terms and Conditions of Dividend Reinvestment Plan(1)
(f)	Inapplicable
(g)(1)	Form of Advisory Agreement(1)
(g)(2)	Form of Subadvisory Agreement(1)
(h)(1)	Form of Underwriting Agreement(1)
(h)(2)	Form of Marketing and Structuring Fee Agreement with Morgan Stanley & Co. Incorporated(1)
(h)(3)	Form of Structuring Fee Agreement with Citigroup Global Markets Inc.(1)
(h)(4)	Form of Master Agreement among Underwriters(1)
(h)(5)	Form of Master Selected Dealers Agreement(1)
(h)(6)	Form of Structuring Fee Agreement with qualifying underwriters(1)
(i)	Inapplicable
(j)	Master Custodian and Fund Accounting Services Agreement(1)
(k)(1)	Transfer Agency and Service Agreement(1)
(k)(2)	Administration Agreement(1)
(k)(3)	Form of Distribution Agreement with TS Capital, LLC and ABAX Brokerage Services, Inc.(1)
(l)	Opinion and Consent of Richards, Layton & Finger, P.A.(2)
(m)	Inapplicable
(n)	Consent of Independent Registered Public Accounting Firm(2)
(o)	Inapplicable
(p)	Subscription Agreement(1)
(q)	Inapplicable
(r)	Code of Ethics of the Fund, the Adviser and the Subadviser(1)
(s)(1)	Power of Attorney for Robert Ollwerther(1)
(s)(2)	Power of Attorney for Joel Citron(1)
(s)(3)	Power of Attorney for Julie Dien Ledoux(1)
(s)(4)	Power of Attorney for Darren Thompson(1)

(1)	Previously filed on the Form N-2 Registration Statement (File No. 333-170030) and incorporated by reference herein.

(2)	Filed herewith.

Item 26. Marketing Arrangements

Reference is made to the Form of Underwriting Agreement, the Form of Marketing and Structuring Fee Agreement with Morgan Stanley & Co. Incorporated, the Form of Structuring Fee Agreement with Citigroup Global Markets Inc., the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement and the Form of Structuring Fee Agreement with qualifying underwriters filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (h)(4), Exhibit (h)(5) and Exhibit (h)(6), respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-170030).

Item 27. Other Expenses of Issuance and Distribution

The following table shows the fees and expenses, other than underwriting discount, to be paid by the Registrant in connection with the sale and distribution of the securities being registered hereby (including the expenses for the common shares of beneficial interest registered in the previously filed Registration Statement (File No. 333-170030)).

Securities and Exchange Commission registration fee	$17,987
New York Stock Exchange listing fee	$20,000
Printing and engraving	$150,000
Accounting fees and expenses	$25,000
Legal fees and expenses	$805,000
Financial Industry Regulatory Authority fees	$20,500
Transfer Agent fees	$0
Trustee fees	$0
Rating agency fees	$0
Miscellaneous	$10,000
Total	$1,048,487

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

The following table shows the number of holders of securities of the Registrant as of January 25, 2011.

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest, par value $.001 per share	1

Item 30. Indemnification

Article VIII of the Fund’s Amended and Restated Declaration of Trust provides as follows:

SECTION 8.03     Indemnification of Trustees, Officers, etc.  Subject to the limitations, if applicable, hereinafter set forth in this Section 8.03, the Trust shall, upon the determination described in the immediately following sentence, indemnify each of its Trustees, officers, and employees, and any Investment Adviser and any investment subadviser (hereinafter, together with such Person’s heirs, executors, administrators or personal representative, referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee, officer, director, employee or agent, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office; or (iii) for a criminal proceeding, had reasonable cause to believe that such Covered Person’s conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as “Disabling Conduct”).  A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified had not engaged in Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee had not engaged in Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the “Disinterested Trustees”), or (b) an independent legal counsel in writing.  Notwithstanding the foregoing, expenses, including reasonable fees of counsel and accountants incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any action, suit or proceeding; provided that the Covered Person shall have undertaken to repay to the Trust the amounts so paid if it is ultimately determined that indemnification is not authorized under this Article 8 and either (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Trustees, or an independent legal counsel in writing, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 8 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to the Registration Statement previously filed on Form N-2 (File No. 333-170030) provides for each of the parties thereto, including the Registrant and its underwriters, to indemnify the others, affiliates, certain of their directors officers and agents, and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws.

The Advisory Agreement and Subadvisory Agreement provide that the Adviser and Subadviser will not be liable for any error of judgment or mistake of law, or for any act or omission or any loss suffered by the Fund in connection with matters to which the Advisory Agreement or Subadvisory Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its duties and provides for indemnification by the Fund of the Adviser and the Subadviser for any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) not resulting from disabling conduct by the Adviser or the Subadviser, subject to certain limitations and conditions.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Adviser

The descriptions of the Adviser and the Subadviser under the caption “Management of the Fund” in the Prospectus and Statement of Additional Information in the Registration Statement previously filed on Form N-2 (File No. 333-170030) are incorporated by reference herein. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser and the Subadviser in the last two years, reference is made to the Adviser’s current Form ADV (File No. 801-57734) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference and the Subadviser’s current Form ADV (File 801-63319) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

Item 32. Locations of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder to be maintained (i) by the Registrant, will be maintained at its offices located at 399 Park Avenue, 6th Floor, New York, New York 10022, or at State Street Bank and Trust Company at State Street Financial Center, 1 Lincoln Street, Boston, Massachusetts 02111, (ii) by the Adviser, will be maintained at its offices located at 399 Park Avenue, 6th Floor, New York, New York 10022 and (iii) by the Subadviser at its offices located at 399 Park Avenue, 6th Floor, New York, New York 10022.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1)           The Registrant hereby undertakes to suspend the offering of shares until the Prospectus is amended, if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

(2)           Not applicable.

(3)           Not applicable.

(4)           Not applicable.

(5)(a)           For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a Registration Statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b)           For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of January 2011.

AVENUE INCOME CREDIT STRATEGIES FUND

By:	/s/ Randolph Takian
Randolph Takian
Trustee, Chief Executive Officer & President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Randolph Takian	Trustee, Chief Executive Officer & President	January 26, 2011
Randolph Takian

/s/ Robert Ollwerther	Treasurer and Chief Financial Officer	January 26, 2011
Robert Ollwerther

/s/ Joel Citron*	Trustee
Joel Citron		January 26, 2011

/s/ Julie Dien Ledoux*	Trustee
Julie Dien Ledoux		January 26, 2011

/s/ Darren Thompson*	Trustee	January 26, 2011
Darren Thompson

* This filing has been signed by each of the persons so indicated by the undersigned Attorney-in-Fact pursuant to powers of attorney filed herewith or heretofore.

/s/ Randolph Takian	January 26, 2011
Randolph Takian

Schedule of Exhibits to Form N-2

Exhibit (l)                      Opinion and Consent of Richards, Layton & Finger, P.A.

Exhibit (n)                      Consent of Independent Registered Public Accounting Firm